Redeemable Convertible Preferred Stock and Stockholders' Deficit - Schedule of Key Assumptions for Determining Fair Value of Stock Options (Detail) - Micromidas, Inc.	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	6 years 3 months	6 years 29 days
Risk-free interest rate, minimum	0.38%	1.53%
Risk-free interest rate, maximum	0.72%	2.36%
Expected volatility, minimum	71.90%	86.60%
Expected volatility, minimum	77.00%	90.30%
Dividend yield	0.00%	0.00%